Employee Benefit Plans - Summary of Amounts Recognized in Other Comprehensive Loss (Income) for Material Defined Benefit Plans (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Remeasurement losses (gains) on defined benefit obligation:
Total recognized in other comprehensive loss (income) before taxation	$ 0	$ (162)
Other Post Employment Benefits [Member]
Remeasurement losses (gains) on defined benefit obligation:
Total recognized in other comprehensive loss (income) before taxation	9	11
Material defined benefit plans [Member]
Remeasurement losses (gains) on defined benefit obligation:
Due to financial assumption changes	86	(1,169)
Due to demographic assumption changes	(40)	32
Due to experience	28	58
Return on plan assets greater than discount rate	(70)	1,244
Total recognized in other comprehensive loss (income) before taxation	4	165
Material defined benefit plans [Member] | Funded Plans [Member]
Remeasurement losses (gains) on defined benefit obligation:
Due to financial assumption changes	88	(1,104)
Due to demographic assumption changes	(37)	32
Due to experience	19	57
Return on plan assets greater than discount rate	(70)	1,244
Total recognized in other comprehensive loss (income) before taxation		229
Material defined benefit plans [Member] | Unfunded Plans [Member]
Remeasurement losses (gains) on defined benefit obligation:
Due to financial assumption changes	6	(55)
Due to experience	6	1
Total recognized in other comprehensive loss (income) before taxation	12	(54)
Material defined benefit plans [Member] | Other Post Employment Benefits [Member]
Remeasurement losses (gains) on defined benefit obligation:
Due to financial assumption changes	(8)	(10)
Due to demographic assumption changes	(3)
Due to experience	3
Total recognized in other comprehensive loss (income) before taxation	$ (8)	$ (10)